Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 1,511,394	$ 2,016,100	$ 5,508,722
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of plant and equipment	660,271	655,345	215,882
Amortization of intangible assets and Land-use rights	158,317	207,870	229,102
Allowance for credit losses	549,361	493,221	434,030
Changes in operating assets and liabilities:
Accounts receivable	(4,224,593)	(4,742,915)	(8,005,945)
Other receivables	2,849,902	2,990,885	1,977,392
Other receivables - related parties	1,319,875	(1,796,567)	88,916
Inventories	2,871,783	(10,557)	6,062,566
Prepayments	1,479,061	(5,580,272)	5,611,790
Accounts payables	(4,965,585)	2,811,971	(42,904)
Accrued liabilities and other payables	1,217,870	423,900	(5,221,628)
Lease liabilities	(173,898)	(88,073)	(189,934)
Contract liabilities	(1,172,966)	(610,845)	(9,497,494)
Taxes payable	(574,402)	764,285	1,968,666
Net cash provided by (used in) operating activities	1,506,390	(2,465,652)	(860,839)
Cash flows from investing activities:
Purchase of plant and equipment	(2,183)	(902,263)	(194,571)
Payments for construction in progress		(14,190)	(246,086)
Net cash used in investing activities	(2,183)	(916,453)	(440,657)
Cash flows from financing activity:
Proceeds from (Repayments of)short-term bank loans	(2,393,686)	1,951,254	2,934,432
Net cash (used in) provided by financing activity	(2,393,686)	1,951,254	2,934,432
Effect of exchange rate changes on cash	418,388	(197,272)	(83,704)
Net (decrease) increase in cash, cash equivalents and restricted cash	(471,091)	(1,628,123)	1,549,232
Cash, cash equivalents and restricted cash at beginning of year	499,745	2,127,868	578,636
Cash, cash equivalents and restricted cash at end of year	28,654	499,745	2,127,868
Supplemental disclosure information:
Cash paid for interest	$ 610,667	$ 857,114	$ 927,527